Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Investments Accounted for Using Equity Method

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Investments in associates	$7,127	$6,939
Investment in joint venture	10	10
	$7,137	$6,949

Investments in Associates
a.
Investments in associates

	Carrying Amount
	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	$3,592	$3,173

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	926	1,235
KingwayTek Technology Co., Ltd. (“KWT”)	222	230

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	447	558
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	341	293
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	221	275
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	518	247
So-net Entertainment Taiwan Limited (“So-net”)	217	228
WiAdvance Technology Corporation (“WATC”)	254	228
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	157	172
Taiwan International Ports Logistics Corporation (“TIPL”)	70	100
CHT Infinity Singapore Pte. Ltd. (“CISG”)	55	63
Click Force Co., Ltd. (“CF”)	37	41
Imedtac Co., Ltd. (“IME”)	45	41
AgriTalk Technology Inc. (“ATT”)	18	35
Baohwa Trust Co., Ltd. (“BHT”)	—	13
Cornerstone Ventures Co., Ltd. (“CVC”)	7	7
Alliance Digital Tech Co., Ltd. (“ADT”)	—	—
	$7,127	$6,939

The percentages of ownership interests and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership Interests and Voting Rights
	December 31
	2021	2022
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	42	42

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	34	34
KingwayTek Technology Co., Ltd. (“KWT”)	23	23

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
So-net Entertainment Taiwan Limited (“So-net”)	30	30
WiAdvance Technology Corporation (“WATC”)	20	20
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
CHT Infinity Singapore Pte. Ltd. (“CISG”)	40	40
Click Force Co., Ltd. (“CF”)	49	49
Imedtac Co., Ltd. (“IME”)	7	7
AgriTalk Technology Inc. (“ATT”)	17	29
Baohwa Trust Co., Ltd. (“BHT”)	—	40
Cornerstone Ventures Co., Ltd. (“CVC”)	49	49
Alliance Digital Tech Co., Ltd. (“ADT”)	—	—

Summarized financial information of NCB was set out below:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Assets	$9,197	$33,540
Liabilities	(525)	(25,882)

Equity	$8,672	$7,658

The percentage of ownership interest held by the Company	41.9%	41.9%

Equity attributable to the Company	$3,634	$3,209
Unrealized gain or loss from downstream transactions	(42)	(36)

The carrying amount of investment	$3,592	$3,173

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
		(In Millions)
Net Revenues (losses)	$33	$15	$(47)

Net loss for the period	$(605)	$(446)	$(1,004)
Other comprehensive income	—	—	(10)
Total comprehensive loss for the period	$(605)	$(446)	$(1,014)

Except for NCB, no associate is considered individually material to the Company. Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$540	$607	$868
The Company’s share of other comprehensive loss	(8)	(6)	13
The Company’s share of total comprehensive income	$532	$601	$881

The Level 1 fair values of associates based on the closing market prices as of the balance sheet dates were as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
SNI	$1,699	$3,299
KWT	$910	$804

Investments in Joint Ventures
b.
Investment in joint venture

	Carrying Amount		% of Ownership Interests and Voting Rights
	December 31		December 31
Name of Joint Venture	2021	2022	2021	2022
Non-listed
Chunghwa SEA Holdings (“CHT SEA”)	$10	$10	51	51

The joint venture is not considered individually material to the Company. Summarized financial information of CHT SEA was set out below:

Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
(In Millions)
The Company’s share of loss	$—	$—	$—
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$—	$—	$—